Changes in Equity	3 Months Ended
Mar. 29, 2015
Equity [Abstract]
Changes in Equity
Changes in Equity
The following table provides a summary of the changes in the carrying amounts of total equity, H.J. Heinz Holding Corporation shareholder equity and equity attributable to the noncontrolling interest:

	Common Stock	Warrants	Additional Capital	Retained Earnings	Accumulated OCI	Noncontrolling Interest	Total
	(In millions)
Balance as of December 28, 2014	$9	$367	$7,315	$—	$(574)	$219	$7,336
Comprehensive income/(loss) (a)	—	—	—	276	(415)	(8)	(147)
Dividends paid to shareholder	—	—	—	(180)	—	—	(180)
Capital contribution (b)	—	—	9	—	—	—	9
Stock option expense	—	—	3	—	—	—	3
Balance at March 29, 2015	$9	$367	$7,327	$96	$(989)	$211	$7,021
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(a) The allocation of the individual components of comprehensive income/(loss) attributable to H.J. Heinz Holding Corporation and the noncontrolling interest is disclosed in Note 9. Comprehensive loss attributable to the redeemable noncontrolling interest is $3 million for the three months ended March 29, 2015.
(b) Includes non cash capital contribution associated with the push down of shares issued by Parent to certain employees in conjunction with the Bonus Swap Program. See Note 7.